CONSOLIDATED STATEMENTS OF PARTNERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Unitholders	Subordinated Unitholders	General Partner Interest	Other Comprehensive Income	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 276,816	$ 292,267	$ (1,623)	$ (66)	$ (13,762)
Increase (Decrease) in Partners' Capital
Conversion of subordinated units to common units		(1,623)	1,623
Proceeds from public offering, net	69,626	69,626
Net income (loss)	19,352	18,668		684
Other comprehensive income	(6,733)				(6,733)
Stock-based compensation	361	361
Distributions to partners	(42,800)	(41,863)		(937)
Repurchase of common units	(658)	(658)
Repurchased units withheld for tax obligations	(675)	(675)
Balance at Dec. 31, 2011	315,289	336,103		(319)	(20,495)
Increase (Decrease) in Partners' Capital
Issuance of common units in connection with the acquisition of Alliance	130,513	130,513
Net income (loss)	46,743	45,531		1,212
Other comprehensive income	825				825
Stock-based compensation	6	6
Distributions to partners	(54,814)	(53,514)		(1,300)
Repurchase of common units	(2,152)	(2,152)
Repurchased units withheld for tax obligations	(96)	(96)
Phantom unit dividends	147	147
Balance at Dec. 31, 2012	436,461	456,538		(407)	(19,670)
Increase (Decrease) in Partners' Capital
Net income (loss)	41,053	39,094		3,521		(1,562)
Acquisition of noncontrolling interest, at fair value	51,000					51,000
Noncontrolling interest capital contribution	1,425					1,425
Distribution to noncontrolling interest	(2,920)					(2,920)
Other comprehensive income	8,360				8,360
Stock-based compensation	1,806	1,806
Distributions to partners	(67,542)	(64,190)		(3,352)
Repurchase of common units	(4,590)	(4,590)
Repurchased units withheld for tax obligations	(2,086)	(2,086)
Phantom unit dividends	213	213
Balance at Dec. 31, 2013	463,180	426,785		(238)	(11,310)	47,943
Increase (Decrease) in Partners' Capital
Net income (loss)	88,498	82,635		4,164		1,699
Noncontrolling interest capital contribution	8,400					8,400
Distribution to noncontrolling interest	(8,400)					(8,400)
Other comprehensive income	1,939				1,939
Stock-based compensation	2,585	2,585
Distributions to partners	(54,969)	(51,434)		(3,535)
Repurchase of common units	(4,423)
Balance at Sep. 30, 2014	$ 497,156	$ 456,494		$ 391	$ (9,371)	$ 49,642